Distribution Date:	06/17/24	Wells Fargo Commercial Mortgage Trust 2015-C26
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Midland Loan Services
Mortgage Loan Detail (Part 1)	15-17		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 2)	18-21		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	22	Trust Advisor	Pentalpha Surveillance LLC
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	23
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	24
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	25		Bank, N.A.
Specially Serviced Loan Detail - Part 1	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	28	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	29		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	30		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989CAU5	1.454000%	69,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989CAV3	2.663000%	37,759,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989CAW1	2.910000%	198,000,000.00	102,957,981.53	14,423,304.44	249,673.11	0.00	0.00	14,672,977.55	88,534,677.09	42.96%	30.00%
A-4	94989CAX9	3.166000%	279,840,000.00	279,840,000.00	0.00	738,311.20	0.00	0.00	738,311.20	279,840,000.00	42.96%	30.00%
A-SB	94989CAY7	2.991000%	88,249,000.00	8,686,800.97	1,849,194.82	21,651.85	0.00	0.00	1,870,846.67	6,837,606.15	42.96%	30.00%
A-S	94989CAZ4	3.580000%	76,966,000.00	76,966,000.00	0.00	229,615.23	0.00	0.00	229,615.23	76,966,000.00	31.26%	22.00%
B	94989CBC4	3.783000%	42,090,000.00	42,090,000.00	0.00	132,688.73	0.00	0.00	132,688.73	42,090,000.00	24.86%	17.63%
C	94989CBD2	4.071000%	49,306,000.00	49,306,000.00	0.00	167,270.60	0.00	0.00	167,270.60	49,306,000.00	17.36%	12.50%
D	94989CAG6	3.586000%	46,901,000.00	46,901,000.00	0.00	140,155.82	0.00	0.00	140,155.82	46,901,000.00	10.23%	7.63%
E	94989CAJ0	3.250000%	19,242,000.00	19,242,000.00	0.00	52,113.75	0.00	0.00	52,113.75	19,242,000.00	7.31%	5.63%
F	94989CAL5	3.250000%	9,620,000.00	9,620,000.00	0.00	26,054.17	0.00	0.00	26,054.17	9,620,000.00	5.84%	4.63%
G	94989CAN1	3.250000%	44,496,709.00	38,441,553.91	0.00	101,828.07	0.00	36.00	101,828.07	38,441,517.91	0.00%	0.00%
V	94989CAS0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989CAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,069,711.00	674,051,336.41	16,272,499.26	1,859,362.53	0.00	36.00	18,131,861.79	657,778,801.15

X-A	94989CBA8	1.284497%	750,414,000.00	468,450,782.50	0.00	501,436.38	148,403.92	0.00	649,840.30	452,178,283.24
X-B	94989CBB6	0.640138%	138,297,000.00	138,297,000.00	0.00	73,774.26	0.00	0.00	73,774.26	138,297,000.00
X-C	94989CAA9	1.209007%	19,242,000.00	19,242,000.00	0.00	19,386.43	0.00	0.00	19,386.43	19,242,000.00
X-D	94989CAC5	1.209007%	9,620,000.00	9,620,000.00	0.00	9,692.21	0.00	0.00	9,692.21	9,620,000.00
X-E	94989CAE1	1.209007%	44,496,709.00	38,441,553.91	0.00	38,730.09	0.00	0.00	38,730.09	38,441,517.91
Notional SubTotal			962,069,709.00	674,051,336.41	0.00	643,019.37	148,403.92	0.00	791,423.29	657,778,801.15

Deal Distribution Total					16,272,499.26	2,502,381.90	148,403.92	36.00	18,923,285.08

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989CAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989CAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989CAW1	519.98980571	72.84497192	1.26097530	0.00000000	0.00000000	0.00000000	0.00000000	74.10594722	447.14483379
A-4	94989CAX9	1,000.00000000	0.00000000	2.63833333	0.00000000	0.00000000	0.00000000	0.00000000	2.63833333	1,000.00000000
A-SB	94989CAY7	98.43512074	20.95428639	0.24534952	0.00000000	0.00000000	0.00000000	0.00000000	21.19963592	77.48083434
A-S	94989CAZ4	1,000.00000000	0.00000000	2.98333329	0.00000000	0.00000000	0.00000000	0.00000000	2.98333329	1,000.00000000
B	94989CBC4	1,000.00000000	0.00000000	3.15250012	0.00000000	0.00000000	0.00000000	0.00000000	3.15250012	1,000.00000000
C	94989CBD2	1,000.00000000	0.00000000	3.39249990	0.00000000	0.00000000	0.00000000	0.00000000	3.39249990	1,000.00000000
D	94989CAG6	1,000.00000000	0.00000000	2.98833330	0.00000000	0.00000000	0.00000000	0.00000000	2.98833330	1,000.00000000
E	94989CAJ0	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
F	94989CAL5	1,000.00000000	0.00000000	2.70833368	0.00000000	0.00000000	0.00000000	0.00000000	2.70833368	1,000.00000000
G	94989CAN1	863.91903523	0.00000000	2.28844048	0.05134020	15.77091286	0.00000000	0.00080905	2.28844048	863.91822618
V	94989CAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989CAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989CBA8	624.25645377	0.00000000	0.66821299	0.00000000	0.00000000	0.19776273	0.00000000	0.86597571	602.57175804
X-B	94989CBB6	1,000.00000000	0.00000000	0.53344801	0.00000000	0.00000000	0.00000000	0.00000000	0.53344801	1,000.00000000
X-C	94989CAA9	1,000.00000000	0.00000000	1.00750598	0.00000000	0.00000000	0.00000000	0.00000000	1.00750598	1,000.00000000
X-D	94989CAC5	1,000.00000000	0.00000000	1.00750624	0.00000000	0.00000000	0.00000000	0.00000000	1.00750624	1,000.00000000
X-E	94989CAE1	863.91903523	0.00000000	0.87040347	0.00000000	0.00000000	0.00000000	0.00000000	0.87040347	863.91822618

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/24 - 05/30/24	30	0.00	249,673.11	0.00	249,673.11	0.00	0.00	0.00	249,673.11	0.00
A-4	05/01/24 - 05/30/24	30	0.00	738,311.20	0.00	738,311.20	0.00	0.00	0.00	738,311.20	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	21,651.85	0.00	21,651.85	0.00	0.00	0.00	21,651.85	0.00
X-A	05/01/24 - 05/30/24	30	0.00	501,436.38	0.00	501,436.38	0.00	0.00	0.00	501,436.38	0.00
X-B	05/01/24 - 05/30/24	30	0.00	73,774.26	0.00	73,774.26	0.00	0.00	0.00	73,774.26	0.00
X-C	05/01/24 - 05/30/24	30	0.00	19,386.43	0.00	19,386.43	0.00	0.00	0.00	19,386.43	0.00
X-D	05/01/24 - 05/30/24	30	0.00	9,692.21	0.00	9,692.21	0.00	0.00	0.00	9,692.21	0.00
X-E	05/01/24 - 05/30/24	30	0.00	38,730.09	0.00	38,730.09	0.00	0.00	0.00	38,730.09	0.00
A-S	05/01/24 - 05/30/24	30	0.00	229,615.23	0.00	229,615.23	0.00	0.00	0.00	229,615.23	0.00
B	05/01/24 - 05/30/24	30	0.00	132,688.73	0.00	132,688.73	0.00	0.00	0.00	132,688.73	0.00
C	05/01/24 - 05/30/24	30	0.00	167,270.60	0.00	167,270.60	0.00	0.00	0.00	167,270.60	0.00
D	05/01/24 - 05/30/24	30	0.00	140,155.82	0.00	140,155.82	0.00	0.00	0.00	140,155.82	0.00
E	05/01/24 - 05/30/24	30	0.00	52,113.75	0.00	52,113.75	0.00	0.00	0.00	52,113.75	0.00
F	05/01/24 - 05/30/24	30	0.00	26,054.17	0.00	26,054.17	0.00	0.00	0.00	26,054.17	0.00
G	05/01/24 - 05/30/24	30	699,469.25	104,112.54	0.00	104,112.54	2,284.47	0.00	0.00	101,828.07	701,753.72
Totals			699,469.25	2,504,666.37	0.00	2,504,666.37	2,284.47	0.00	0.00	2,502,381.90	701,753.72

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989CAZ4	3.580000%	76,966,000.00	76,966,000.00	0.00	229,615.23	0.00	0.00	229,615.23	76,966,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989CBC4	3.783000%	42,090,000.00	42,090,000.00	0.00	132,688.73	0.00	0.00	132,688.73	42,090,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989CBD2	4.071000%	49,306,000.00	49,306,000.00	0.00	167,270.60	0.00	0.00	167,270.60	49,306,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			168,362,000.03	168,362,000.00	0.00	529,574.56	0.00	0.00	529,574.56	168,362,000.00

Exchangeable Certificate Details
PEX	94989CBE0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 32

	Additional Information
Total Available Distribution Amount (1)	18,923,285.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,530,485.45	Master Servicing Fee	21,281.63
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,518.04
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	290.22
ARD Interest	0.00	Trust Advisor Fee	1,519.20
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,530,485.45	Total Fees	25,819.08

Principal		Expenses/Reimbursements
Scheduled Principal	1,456,306.66	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	14,816,228.60	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(36.00)	Special Servicing Fees (Work Out)	2,284.52
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	16,272,499.26	Total Expenses/Reimbursements	2,284.52

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	148,403.92	Interest Distribution	2,502,381.90
Excess Liquidation Proceeds	0.00	Principal Distribution	16,272,499.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	148,403.92
		Borrower Option Extension Fees	0.00
Total Other Collected	148,403.92	Total Payments to Certificateholders and Others	18,923,285.08
Total Funds Collected	18,951,388.63	Total Funds Distributed	18,951,388.68

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	674,051,336.41	674,051,336.41	Beginning Certificate Balance	674,051,336.41
(-) Scheduled Principal Collections	1,456,306.66	1,456,306.66	(-) Principal Distributions	16,272,499.26
(-) Unscheduled Principal Collections	14,816,228.60	14,816,228.60	(-) Realized Losses	36.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	36.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	36.00	36.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	657,778,801.15	657,778,801.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	674,062,736.58	674,062,736.58	Ending Certificate Balance	657,778,801.15
Ending Actual Collateral Balance	657,859,109.12	657,859,109.12

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	29	214,779,988.78	32.65%	6	4.4939	NAP	Defeased	29	214,779,988.78	32.65%	6	4.4939	NAP
1,000,000 or less	3	2,420,754.27	0.37%	7	3.9900	2.883935	1.30 or less	13	88,802,301.67	13.50%	7	4.1433	0.329499
1,000,001 to 2,000,000	9	12,554,834.65	1.91%	7	4.2470	1.471166	1.31 to 1.40	5	32,086,466.89	4.88%	7	4.4433	1.360344
2,000,001 to 3,000,000	7	17,952,687.28	2.73%	7	4.5157	1.827879	1.41 to 1.50	3	20,152,209.29	3.06%	7	4.1925	1.433946
3,000,001 to 4,000,000	5	17,562,268.36	2.67%	8	4.1725	1.385984	1.51 to 1.60	3	11,719,080.94	1.78%	7	4.8255	1.589302
4,000,001 to 5,000,000	4	17,390,434.79	2.64%	7	4.0557	1.945841	1.61 to 1.70	4	20,362,384.15	3.10%	7	4.2433	1.672238
5,000,001 to 6,000,000	6	33,255,005.09	5.06%	7	4.5004	2.075767	1.71 to 1.80	4	31,764,205.47	4.83%	6	4.4760	1.797140
6,000,001 to 7,000,000	2	12,717,575.81	1.93%	6	4.3100	2.022245	1.81 to 1.90	3	56,303,467.92	8.56%	7	4.2391	1.849019
7,000,001 to 8,000,000	3	22,664,380.39	3.45%	7	4.4901	2.198536	1.91 to 2.00	4	34,515,304.11	5.25%	8	4.2547	1.968195
8,000,001 to 9,000,000	3	25,540,539.08	3.88%	7	4.5271	1.669076	2.01 to 3.00	10	94,503,638.53	14.37%	7	4.2115	2.481603
9,000,001 to 10,000,000	3	27,655,267.42	4.20%	7	4.3440	2.165335	3.01 to 3.50	7	51,903,843.19	7.89%	7	4.5244	3.132594
10,000,001 to 15,000,000	4	51,160,846.23	7.78%	7	4.2998	2.158012	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	50,672,095.54	7.70%	7	4.2445	2.218680	4.01 or greater	1	885,910.21	0.13%	6	3.9500	5.456000
20,000,001 to 30,000,000	2	48,493,351.73	7.37%	7	4.2206	1.459228	Totals	86	657,778,801.15	100.00%	7	4.3589	1.670239
30,000,001 or greater	3	102,958,771.73	15.65%	7	4.1998	1.247341
Totals	86	657,778,801.15	100.00%	7	4.3589	1.670239
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	31	214,779,988.78	32.65%	6	4.4939	NAP
							Defeased	31	214,779,988.78	32.65%	6	4.4939	NAP
Arizona	1	9,226,712.02	1.40%	6	4.3600	1.669200
							Industrial	2	14,940,638.47	2.27%	7	4.0400	2.337500
California	13	103,672,729.36	15.76%	7	4.2356	1.023238
							Lodging	7	110,857,591.09	16.85%	6	4.3078	2.012406
Colorado	1	1,327,787.17	0.20%	7	4.6200	3.220000
							Mixed Use	1	8,187,272.49	1.24%	8	5.3400	1.406900
Connecticut	2	5,131,057.27	0.78%	6	4.8800	3.321900
							Mobile Home Park	4	10,053,709.98	1.53%	6	4.3632	2.198514
Delaware	1	3,005,223.43	0.46%	5	4.5000	1.801200
							Multi-Family	23	99,206,333.38	15.08%	7	4.2015	2.156543
Florida	3	23,238,605.75	3.53%	8	4.2194	1.818484
							Office	2	39,272,965.11	5.97%	7	4.1324	(0.323364)
Indiana	1	14,557,970.10	2.21%	7	4.6800	3.129800
							Retail	17	132,877,102.23	20.20%	7	4.2783	1.549910
Kentucky	1	2,724,447.97	0.41%	8	4.5500	1.323500
							Self Storage	8	27,603,199.61	4.20%	7	4.6695	3.141907
Louisiana	2	41,689,362.38	6.34%	6	4.2410	2.412187
							Totals	95	657,778,801.15	100.00%	7	4.3589	1.670239
Maryland	1	7,579,399.77	1.15%	7	4.4900	1.781300

Massachusetts	2	11,278,863.18	1.71%	7	4.5220	2.554573

Michigan	4	32,353,620.85	4.92%	7	4.1126	2.692003

Missouri	1	37,610,119.13	5.72%	7	4.3300	1.852100

New York	15	59,606,598.30	9.06%	7	4.0936	1.202559

Ohio	5	19,125,930.50	2.91%	7	4.4954	2.128448

Oklahoma	2	9,849,688.09	1.50%	7	4.1765	1.705972

Pennsylvania	1	4,089,092.77	0.62%	8	4.0000	1.302900

Tennessee	1	6,358,736.15	0.97%	7	4.3200	2.599000

Texas	3	12,098,179.49	1.84%	8	4.5191	1.629599

Virginia	3	20,484,724.80	3.11%	7	4.4618	2.100363

Washington	1	17,989,963.88	2.73%	5	4.4800	1.806100

Totals	95	657,778,801.15	100.00%	7	4.3589	1.670239

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	29	214,779,988.78	32.65%	6	4.4939	NAP	Defeased	29	214,779,988.78	32.65%	6	4.4939	NAP
	3.750% or less	1	4,249,962.48	0.65%	8	3.6800	0.390000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	11	31,760,033.92	4.83%	7	3.9255	1.580931	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	19	204,057,975.52	31.02%	7	4.1307	1.675286	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	124,227,870.43	18.89%	7	4.3687	1.658960	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	50,557,974.62	7.69%	7	4.6369	2.426559	49 months or greater	57	442,998,812.37	67.35%	7	4.2934	1.773263
	4.751% to 5.000%	4	17,328,838.99	2.63%	7	4.8150	2.731593	Totals	86	657,778,801.15	100.00%	7	4.3589	1.670239
	5.251% to 5.500%	2	10,816,156.41	1.64%	8	5.3789	1.453736
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.751% to 7.000%	0	0.00	0.00%	0	0.0000	0.000000
	7.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	86	657,778,801.15	100.00%	7	4.3589	1.670239
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	29	214,779,988.78	32.65%	6	4.4939	NAP	Defeased	29	214,779,988.78	32.65%	6	4.4939	NAP
	60 months or less	57	442,998,812.37	67.35%	7	4.2934	1.773263	Interest Only	2	5,000,000.00	0.76%	8	3.9100	1.501600
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	113 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	114 months to 240 months	11	55,332,629.25	8.41%	7	4.3055	1.529996
	Totals	86	657,778,801.15	100.00%	7	4.3589	1.670239	241 months to 300 months	41	378,634,637.11	57.56%	7	4.2990	1.817770
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	3	4,031,546.01	0.61%	7	4.0831	1.269040
								Totals	86	657,778,801.15	100.00%	7	4.3589	1.670239
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	29	214,779,988.78	32.65%	6	4.4939	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	401,967,004.06	61.11%	7	4.3281	1.812744
	13 months to 24 months	11	41,031,808.31	6.24%	8	3.9541	1.386491
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	86	657,778,801.15	100.00%	7	4.3589	1.670239
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303220001	LO	Branson	MO	Actual/360	4.330%	140,561.22	87,890.70	0.00	N/A	01/01/25	--	37,698,009.83	37,610,119.13	06/01/24
2	310927201	MF	Houston	TX	Actual/360	4.400%	143,001.52	61,058.55	0.00	N/A	09/11/24	--	37,742,337.78	37,681,279.23	06/11/24
3	310927593	LO	New Orleans	LA	Actual/360	4.150%	116,188.03	78,253.30	0.00	N/A	12/11/24	--	32,512,780.45	32,434,527.15	06/11/24
4	310925858	OF	San Jose	CA	Actual/360	4.100%	116,404.06	56,339.36	0.00	N/A	01/11/25	--	32,970,464.81	32,914,125.45	06/11/24
7	303220007	RT	Roseville	CA	Actual/360	4.130%	85,833.98	49,949.30	0.00	N/A	02/01/25	--	24,135,151.16	24,085,201.86	06/01/24
8	303220008	RT	Poughkeepsie	NY	Actual/360	4.310%	90,737.38	40,212.38	0.00	N/A	01/01/25	--	24,448,362.25	24,408,149.87	06/01/24
9	303220009	Various Langhorne		PA	Actual/360	4.990%	98,287.33	41,127.43	0.00	N/A	02/01/25	11/01/24	22,873,771.56	22,832,644.13	06/01/24
10	300571224	MF	Lithonia	GA	Actual/360	4.560%	83,927.84	35,982.46	0.00	N/A	06/10/24	10/06/24	21,373,813.82	21,337,831.36	06/06/24
11	790925027	LO	Mukilteo	WA	Actual/360	4.480%	69,561.95	41,647.53	0.00	N/A	11/11/24	--	18,031,611.41	17,989,963.88	06/11/24
12	416000173	MF	Westwego	LA	Actual/360	4.450%	63,189.85	37,553.90	0.00	N/A	02/01/25	--	16,490,284.01	16,452,730.11	06/01/24
14	303220014	MF	Chesterfield Township MI		Actual/360	4.180%	58,789.00	31,463.35	0.00	N/A	01/01/25	--	16,332,798.40	16,301,335.05	06/01/24
15	303220015	IN	Monroe	MI	Actual/360	4.040%	52,103.47	36,405.65	0.00	N/A	01/01/25	--	14,977,044.12	14,940,638.47	06/01/24
16	310926013	RT	San Jose	CA	Actual/360	4.200%	41,729.54	69,253.19	0.00	N/A	01/11/25	--	11,538,121.22	11,468,868.03	05/11/24
18	870926367	MF	Pensacola	FL	Actual/360	4.050%	57,226.19	28,147.55	0.00	N/A	02/11/25	--	16,408,944.16	16,380,796.61	06/11/24
19	301741021	IN	Various	Various	Actual/360	4.394%	56,151.92	14,840,391.93	0.00	12/06/24	12/06/44	--	14,840,391.93	0.00	06/06/24
20	300571223	MF	Bargersville	IN	Actual/360	4.680%	58,765.44	24,024.38	0.00	N/A	01/06/25	--	14,581,994.48	14,557,970.10	06/06/24
21	303220021	MF	Boone	NC	Actual/360	4.570%	51,428.70	25,199.25	0.00	N/A	02/01/25	11/01/24	13,068,633.53	13,043,434.28	06/01/24
22	300571228	MU	Savannah	GA	Actual/360	4.350%	50,270.55	21,912.16	0.00	N/A	01/06/25	10/06/24	13,420,390.84	13,398,478.68	06/06/24
23	303220023	RT	Darby	PA	Actual/360	4.000%	14,136.14	14,947.67	0.00	N/A	02/01/25	--	4,104,040.44	4,089,092.77	06/01/24
24	303220024	RT	Haverhill	MA	Actual/360	4.000%	12,898.26	13,638.74	0.00	N/A	02/01/25	--	3,744,657.21	3,731,018.47	06/01/24
25	303220025	RT	Latham Niskayuna	NY	Actual/360	4.000%	7,600.42	8,036.75	0.00	N/A	02/01/25	--	2,206,572.97	2,198,536.22	06/01/24
27	310926803	LO	Glen Allen	VA	Actual/360	4.250%	37,393.10	24,099.39	0.00	N/A	01/11/25	--	10,217,469.02	10,193,369.63	06/11/24
28	310926003	RT	San Leandro	CA	Actual/360	4.090%	31,468.99	32,469.28	0.00	N/A	01/11/25	--	8,935,118.33	8,902,649.05	06/11/24
30	310927095	RT	Long Beach	CA	Actual/360	4.360%	37,198.73	17,376.17	0.00	N/A	12/11/24	09/11/24	9,907,918.02	9,890,541.85	06/11/24
31	300571235	RT	Lake Charles	LA	Actual/360	4.560%	36,406.07	16,660.62	0.00	N/A	02/06/25	--	9,271,495.85	9,254,835.23	06/06/24
32	310927057	Various Various		CA	Actual/360	4.200%	30,635.85	20,124.13	0.00	N/A	01/11/25	--	8,470,741.67	8,450,617.54	06/11/24
34	303220034	RT	Sedona	AZ	Actual/360	4.360%	34,698.03	15,142.06	0.00	N/A	12/01/24	--	9,241,854.08	9,226,712.02	06/01/24
35	410923876	OF	Tarzana	CA	Actual/360	4.300%	23,687.94	38,502.52	0.00	N/A	12/11/24	--	6,397,342.18	6,358,839.66	06/11/24
36	300571234	RT	Morgantown	WV	Actual/360	4.150%	26,800.81	12,634.33	0.00	N/A	02/06/25	11/06/24	7,499,644.74	7,487,010.41	06/06/24
36A	303221234				Actual/360	4.150%	5,574.90	2,628.09	0.00	N/A	11/06/24	--	1,560,018.81	1,557,390.72	06/06/24
37	310927003	MF	Norton	OH	Actual/360	4.110%	32,519.34	14,697.46	0.00	N/A	01/11/25	--	9,188,417.63	9,173,720.17	06/11/24
38	310923060	RT	Manteca	CA	Actual/360	4.060%	28,219.62	16,983.18	0.00	N/A	01/11/25	--	8,071,717.72	8,054,734.54	06/11/24
39	301741028	MU	Torrance	CA	Actual/360	5.340%	37,711.65	13,884.04	0.00	N/A	02/06/25	--	8,201,156.53	8,187,272.49	06/06/24
41	416000170	MF	Pensacola	FL	Actual/360	4.460%	32,396.57	13,495.77	0.00	N/A	01/01/25	--	8,435,385.67	8,421,889.90	06/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
42	300571220	SS	Salem	MA	Actual/360	4.780%	31,135.68	16,498.92	0.00	N/A	01/06/25	--	7,564,343.63	7,547,844.71	06/06/24
43	303220043	RT	Parkville	MD	Actual/360	4.490%	29,362.60	14,920.39	0.00	N/A	01/01/25	--	7,594,320.16	7,579,399.77	06/01/24
44	303220044	RT	Tulsa	OK	Actual/360	4.200%	27,311.75	14,499.22	0.00	N/A	01/01/25	--	7,551,635.13	7,537,135.91	06/01/24
45	303220045	LO	Cleveland	TN	Actual/360	4.320%	23,738.73	22,642.81	0.00	N/A	01/05/25	--	6,381,378.96	6,358,736.15	06/05/24
47	301741025	RT	Southlake	TX	Actual/360	4.650%	22,273.96	18,925.83	0.00	N/A	02/06/25	--	5,562,695.67	5,543,769.84	06/06/24
48	303220048	MF	Hickory	NC	Actual/360	4.330%	24,495.17	10,765.89	0.00	N/A	01/01/25	--	6,569,515.86	6,558,749.97	06/01/24
49	470092990	MF	New York	NY	Actual/360	3.910%	20,160.44	12,896.45	0.00	N/A	01/01/25	--	5,987,756.38	5,974,859.93	06/01/24
50	300571221	SS	Virginia Beach	VA	Actual/360	4.730%	23,156.32	12,493.99	0.00	N/A	01/06/25	--	5,685,245.35	5,672,751.36	06/06/24
51	303220051	SS	Colorado Springs	CO	Actual/360	4.380%	21,481.27	11,454.55	0.00	N/A	12/05/24	--	5,695,430.83	5,683,976.28	06/05/24
52	300571210	SS	Various	CT	Actual/360	4.880%	21,608.55	11,115.28	0.00	N/A	12/06/24	--	5,142,172.55	5,131,057.27	06/06/24
54	303220054	MH	Various	Various	Actual/360	4.500%	21,225.62	9,428.84	0.00	N/A	11/01/24	--	5,477,579.74	5,468,150.90	06/01/24
55	300571230	RT	Cypress	TX	Actual/360	4.400%	20,737.43	8,807.46	0.00	N/A	02/06/25	--	5,473,223.25	5,464,415.79	06/06/24
56	303220056	RT	Southampton	PA	Actual/360	4.990%	21,925.63	9,174.59	0.00	N/A	02/01/25	11/01/24	5,102,610.14	5,093,435.55	06/01/24
57	300571214	SS	Portsmouth	VA	Actual/360	4.600%	18,335.89	10,372.19	0.00	N/A	01/06/25	--	4,628,976.00	4,618,603.81	06/06/24
58	410925096	MF	Beacon	NY	Actual/360	3.900%	14,923.74	11,018.01	0.00	N/A	01/11/25	--	4,443,793.74	4,432,775.73	06/11/24
59	470093490	MF	Jackson Heights	NY	Actual/360	3.680%	13,501.99	10,833.09	0.00	N/A	02/01/25	--	4,260,795.57	4,249,962.48	06/01/24
60	303220060	MH	Austin	TX	Actual/360	4.330%	15,700.96	9,875.72	0.00	N/A	12/05/24	--	4,210,941.53	4,201,065.81	06/05/24
61	410925155	IN	Marlborough	MA	Actual/360	4.250%	15,076.90	9,716.87	0.00	N/A	01/11/25	10/11/24	4,119,683.74	4,109,966.87	06/11/24
63	301741027	LO	Anderson	SC	Actual/360	4.852%	14,698.14	11,797.85	0.00	N/A	01/06/25	--	3,517,892.03	3,506,094.18	06/06/24
64	416000176	RT	Coconut Creek	FL	Actual/360	4.400%	13,567.89	8,215.21	0.00	N/A	01/01/25	--	3,580,967.65	3,572,752.44	06/01/24
65	303220065	LO	Pinellas Park	FL	Actual/360	4.600%	14,079.34	7,964.37	0.00	N/A	01/01/25	--	3,554,391.55	3,546,427.18	06/01/24
67	470093170	MF	Jackson Heights	NY	Actual/360	3.800%	11,066.47	8,503.74	0.00	N/A	01/01/25	--	3,381,944.49	3,373,440.75	06/01/24
68	416000175	RT	Macclenney	FL	Actual/360	4.650%	13,288.70	7,336.77	0.00	N/A	02/01/25	--	3,318,718.73	3,311,381.96	06/01/24
70	410926521	RT	Glen Allen	VA	Actual/360	4.170%	11,098.43	7,417.75	0.00	N/A	12/11/24	09/11/24	3,090,768.17	3,083,350.42	06/11/24
71	303220071	MH	Del Valle	TX	Actual/360	4.250%	11,736.38	6,465.40	0.00	N/A	02/05/25	--	3,206,904.48	3,200,439.08	06/05/24
72	416000174	LO	Florence	KY	Actual/360	4.550%	10,711.37	9,400.90	0.00	N/A	02/01/25	--	2,733,848.87	2,724,447.97	06/01/24
73	470093530	MF	New York	NY	Actual/360	3.840%	11,904.00	0.00	0.00	N/A	02/01/25	--	3,600,000.00	3,600,000.00	06/01/24
74	300571229	MF	Wilmington	OH	Actual/360	5.500%	12,489.69	8,235.76	0.00	N/A	01/06/25	--	2,637,119.68	2,628,883.92	06/06/24
75	301741031	MF	Cleveland	OH	Actual/360	4.800%	12,403.33	5,172.96	0.00	N/A	02/06/25	--	3,000,805.47	2,995,632.51	06/06/24
76	303220076	SS	College Station	TX	Actual/360	4.570%	10,237.00	5,854.87	0.00	N/A	01/05/25	--	2,601,341.85	2,595,486.98	06/05/24
77	303220077	MH	Mesa	AZ	Actual/360	4.500%	9,876.35	5,830.89	0.00	N/A	12/01/24	--	2,548,736.64	2,542,905.75	06/01/24
79	410926223	RT	Columbus	OH	Actual/360	4.300%	9,915.39	4,435.88	0.00	N/A	12/11/24	--	2,677,825.28	2,673,389.40	06/11/24
80	410926201	RT	Midwest City	OK	Actual/360	4.100%	8,184.32	5,586.83	0.00	N/A	01/11/25	--	2,318,139.01	2,312,552.18	06/11/24
81	303220081	MH	Dryden	NY	Actual/360	4.500%	9,504.31	4,556.21	0.00	N/A	11/01/24	--	2,452,725.52	2,448,169.31	06/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
82	410926845	SS	Auburn	CA	Actual/360	4.160%	8,683.15	4,710.43	0.00	N/A	12/11/24	--	2,423,955.51	2,419,245.08	06/11/24
83	303220083	MF	Seattle	WA	Actual/360	4.500%	8,506.40	5,022.10	0.00	N/A	12/05/24	--	2,195,201.28	2,190,179.18	06/05/24
84	479060400	SS	Gypsum	CO	Actual/360	4.620%	5,313.37	7,789.11	0.00	N/A	01/01/25	--	1,335,576.28	1,327,787.17	05/01/24
85	470092860	MF	Bronx	NY	Actual/360	4.150%	6,405.61	2,140.70	0.00	N/A	02/01/25	--	1,792,475.31	1,790,334.61	06/01/24
86	479060100	RT	Columbia	SC	Actual/360	4.620%	6,754.25	3,265.64	0.00	N/A	01/01/25	--	1,697,757.84	1,694,492.20	05/01/24
87	301741030	MF	Cleveland	OH	Actual/360	4.800%	6,849.60	2,856.71	0.00	N/A	02/06/25	--	1,657,161.21	1,654,304.50	06/06/24
88	470093570	MF	New York	NY	Actual/360	3.950%	4,955.09	3,586.58	0.00	N/A	01/01/25	--	1,456,783.89	1,453,197.31	06/01/24
89	470093310	MF	Rye	NY	Actual/360	4.020%	5,249.26	1,876.85	0.00	N/A	01/01/25	--	1,516,397.33	1,514,520.48	06/01/24
90	303220090	MH	Huntsville	AL	Actual/360	5.000%	4,695.36	6,193.91	0.00	N/A	01/01/25	--	1,090,535.90	1,084,341.99	06/01/24
91	470092460	MF	New York	NY	Actual/360	4.000%	4,188.52	2,972.71	0.00	N/A	01/01/25	--	1,216,022.10	1,213,049.39	06/01/24
92	303220092	MH	Slippery Rock	PA	Actual/360	4.800%	5,019.39	2,640.72	0.00	N/A	01/01/25	--	1,214,368.30	1,211,727.58	06/01/24
93	470093220	MF	New York	NY	Actual/360	4.090%	4,930.72	0.00	0.00	N/A	01/01/25	--	1,400,000.00	1,400,000.00	06/01/24
94	410926855	MF	Farmington Hills	MI	Actual/360	4.100%	3,934.21	2,685.61	0.00	N/A	01/11/25	--	1,114,332.94	1,111,647.33	06/11/24
95	300571232	RT	Garland	TX	Actual/360	4.450%	4,186.33	2,487.94	0.00	N/A	02/06/25	--	1,092,481.80	1,089,993.86	06/06/24
96	300571236	SS	Amsterdam	NY	Actual/360	5.500%	4,835.27	1,978.20	0.00	N/A	02/06/25	11/06/24	1,020,935.88	1,018,957.68	06/06/24
99	410926848	SS	Burbank	CA	Actual/360	3.950%	3,020.81	2,199.10	0.00	N/A	12/11/24	--	888,109.31	885,910.21	06/11/24
100	410927072	SS	Tyler	TX	Actual/360	4.520%	3,226.00	2,900.65	0.00	N/A	12/11/24	09/11/24	828,832.95	825,932.30	06/11/24
101	470093240	MF	New York	NY	Actual/360	3.980%	2,776.53	1,986.10	0.00	N/A	01/01/25	--	810,139.24	808,153.14	06/01/24
102	470093260	MF	New York	NY	Actual/360	4.050%	2,537.45	894.14	0.00	N/A	01/01/25	--	727,585.06	726,690.92	06/01/24
Totals							2,530,485.45	16,272,535.26	0.00				674,051,336.41	657,778,801.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,802,226.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	15,764,514.13	15,154,360.89	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(1,324,787.93)	(819,542.25)	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,386,469.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,692,701.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,649,315.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	3,535,647.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,587,257.00	664,181.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,223,774.68	480,022.15	01/01/24	03/31/24	--	0.00	0.00	110,784.02	110,784.02	0.00	0.00
18	1,939,511.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,247,168.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,928,204.08	790,961.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	454,720.00	113,680.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	431,984.00	107,996.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	328,333.46	82,083.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,194,185.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	946,706.73	212,232.48	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	17,233.34	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,508,876.40	380,419.01	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,598,558.00	412,689.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,014,268.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,181,708.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,415,257.24	383,501.47	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	897,115.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,828,226.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,023,449.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	848,027.28	227,427.30	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,523,484.00	1,607,556.24	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	815,500.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	616,499.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,114,525.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1,321,487.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	690,593.34	168,215.18	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	675,404.00	184,873.10	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	1,048,210.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	943,727.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	116,294.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	624,871.20	513,669.84	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	144,801.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	355,532.37	141,378.39	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	404,224.37	373,162.82	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	202,903.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	281,447.47	105,585.88	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
75	239,417.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	348,480.00	87,120.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	303,571.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	592,602.77	140,471.02	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	506,793.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	117,356.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	243,034.18	57,424.74	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
88	54,568.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	104,222.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
90	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
91	96,562.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
92	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
93	96,883.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
94	256,896.64	47,141.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
95	94,144.64	5,179.05	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
99	215,743.60	86,841.95	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
100	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
101	64,258.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
102	71,309.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	73,388,764.01	21,708,631.63				0.00	0.00	110,784.02	110,784.02	17,233.34	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	301741021	14,816,228.60	Payoff w/ penalty	148,403.92	0.00
Totals		14,816,228.60		148,403.92	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,816,228.60	4.358900%	4.314041%	7
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.359651%	4.315168%	8
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,092,631.20	4.359631%	4.315152%	9
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.359495%	4.315097%	10
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	28,592,312.22	4.359479%	4.315083%	11
01/18/24	0	0.00	0	0.00	1	28,646,178.69	0	0.00	0	0.00	0	0.00	0	0.00	1	11,198,746.82	4.369389%	4.314864%	12
12/15/23	0	0.00	0	0.00	1	28,699,832.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.369068%	4.314803%	13
11/17/23	0	0.00	0	0.00	1	28,756,940.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.369048%	4.314788%	14
10/17/23	0	0.00	0	0.00	1	28,810,155.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.369025%	4.314771%	15
09/15/23	0	0.00	0	0.00	1	28,866,841.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.369005%	4.314756%	16
08/17/23	0	0.00	0	0.00	1	28,919,623.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.368982%	4.314738%	17
07/17/23	0	0.00	0	0.00	1	28,972,196.12	0	0.00	0	0.00	0	0.00	0	0.00	1	4,250,000.00	4.368960%	4.314720%	18
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
16	310926013	05/11/24	0	B	110,784.02	110,784.02	0.00		11,538,121.22
84	479060400	05/01/24	0	B	0.00	0.00	0.00		1,335,576.28
86	479060100	05/01/24	0	B	0.00	0.00	0.00		1,697,757.84
Totals					110,784.02	110,784.02	0.00		14,571,455.34
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 24 of 32

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		241,014,345	241,014,345	0		0
7 - 12 Months		416,764,456	416,764,456	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	657,778,801	657,778,801	0	0	0	0
May-24	674,051,336	674,051,336	0	0	0	0
Apr-24	675,583,174	675,583,174	0	0	0	0
Mar-24	685,136,050	685,136,050	0	0	0	0
Feb-24	686,755,467	686,755,467	0	0	0	0
Jan-24	716,850,396	688,204,217	0	0	28,646,179	0
Dec-23	729,566,660	700,866,828	0	0	28,699,832	0
Nov-23	731,166,365	702,409,425	0	0	28,756,940	0
Oct-23	732,672,226	703,862,070	0	0	28,810,156	0
Sep-23	734,260,691	705,393,849	0	0	28,866,842	0
Aug-23	735,754,981	706,835,357	0	0	28,919,623	0
Jul-23	737,243,684	708,271,488	0	0	28,972,196	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 25 of 32

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	303220009	24,664,599.38	4.99000%	24,664,599.38	4.99000%	10	06/25/20	07/01/20	08/11/20
9	303220009	0.00	4.99000%	0.00	4.99000%	10	08/11/20	07/01/20	06/25/20
11	790925027	19,876,990.90	4.48000%	19,839,988.85	4.48000%	10	08/25/20	07/11/20	09/11/20
11	790925027	0.00	4.48000%	0.00	4.48000%	10	09/11/20	07/11/20	08/25/20
27	310926803	11,307,599.83	4.25000%	11,287,851.33	4.25000%	10	08/31/20	06/11/20	09/11/20
27	310926803	0.00	4.25000%	0.00	4.25000%	10	09/11/20	06/11/20	08/31/20
72	416000174	3,137,675.74	4.55000%	3,137,675.74	4.55000%	10	07/28/20	07/01/20	08/11/20
72	416000174	0.00	4.55000%	0.00	4.55000%	10	08/11/20	07/01/20	07/28/20
Totals		58,986,865.85		58,930,115.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	301741023 02/16/24	28,646,178.69	44,800,000.00	51,279,860.71	22,633,682.01	51,279,860.71	28,646,178.70	(0.01)	(36.00)	(144.00)	143.99	0.00%
33	301741033 04/17/23	9,014,752.45	11,350,000.00	7,663,737.16	4,704,032.39	7,663,737.16	2,959,704.77	6,055,047.68	0.00	0.00	6,055,047.68	59.95%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		37,660,931.14	56,150,000.00	58,943,597.87	27,337,714.40	58,943,597.87	31,605,883.47	6,055,047.67	(36.00)	(144.00)	6,055,191.67

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 32

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			From Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	301741023	06/17/24	0.00	0.00	143.99	0.00	0.00	36.00	0.00	0.00	143.99
		03/15/24	0.00	0.00	107.99	0.00	0.00	108.00	0.00	0.00
		02/16/24	0.00	0.00	(0.01)	0.00	0.00	(0.01)	0.00	0.00
33	301741033	04/17/23	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68
Current Period Totals			0.00	0.00	0.00	0.00	0.00	36.00	0.00	0.00	36.00
Cumulative Totals			0.00	0.00	6,055,191.67	0.00	0.00	6,055,191.67	0.00	0.00	6,055,191.67

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	2,284.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	2,284.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,284.52

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Supplemental Notes
None

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